Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 03, 2023
Registrant Name	dei_EntityRegistrantName	JANUS DETROIT STREET TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001500604
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 03, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 06, 2023
Prospectus Date	rr_ProspectusDate	Nov. 06, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A